Note 7 - Asset Retirement Obligations (Details) - Asset Retirement Obligations (USD $)	0 Months Ended	3 Months Ended				12 Months Ended							12 Months Ended
	Sep. 30, 2012	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2012 Hunter Disposal Acquisition [Member]	Dec. 31, 2012 Blue Water Acquisition [Member]	Apr. 27, 2012 Blue Water Acquisition [Member]	Dec. 31, 2012 Virco Acquisition [Member]
Note 7 - Asset Retirement Obligations (Details) - Asset Retirement Obligations [Line Items]
Asset retirement obligation		$ 1,119,248		$ 922,386		$ 922,386						$ (220,410)
Less: current portion (1)						(100,100)	[1]	(100,100)	[1]
Non-current portion of asset retirement obligation (2)		1,030,674	[2]	846,033	[2]	1,019,148	[3]	822,286	[3]
Asset retirement obligation liabilities assumed on acquistion										27,355	220,410		300,210
Liabilities incurred on new wells		36,441				121,347		133,479
Liabilities settled		54,133				(25,930)
Accretion expense	225,202	29,217		23,747		101,445		43,085
Revision in estimated liabilities								197,847
Asset retirement obligation		$ 1,130,774		$ 946,133		$ 1,119,248		$ 922,386				$ (220,410)	$ (300,210)

[1]	The total current portion of asset retirement obligation of $100 thousand at December 31, 2013, is associated with assets held for sale.
[2]	The non-current portion of asset retirement obligation at March 31, 2014 and March 31, 2013, includes $173 thousand and $222 thousand, respectively, associated with assets held for sale.
[3]	The non-current portion of asset retirement obligation at December 31, 2013, includes $221 thousand associated with assets held for sale.